Transactions and balances with related parties - Related party transactions' analysis (Details) - USD ($)		6 Months Ended
	Mar. 01, 2024	Jun. 30, 2026	Jun. 30, 2025
Transactions and Balances with Related Parties
Management fees		$ 2,850,820	$ 2,280,600
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Management fees		$ 2,850,820	$ 2,280,600
Kyklades Maritime Corporation | Emissions Trading Scheme
Transactions and Balances with Related Parties
Written notice term	2 months